10-Q Segment, Geographic, and Product Line Information (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Segment Reporting [Abstract]
Schedule of Revenues by Underwriting Division
The following table presents revenues by underwriting division for the three months ended June 30, 2024 and 2023:

Underwriting Division	2024	2023
	($ in thousands)
Casualty	$76,350	$44,472
Professional Liability	24,432	24,542
Healthcare	11,271	7,418
Net written premiums	$112,053	$76,432
The following table presents revenues by underwriting division for the six months ended June 30, 2024 and 2023:

Underwriting Division	2024	2023
	($ in thousands)
Casualty	$138,789	$81,939
Professional Liability	38,805	38,040
Healthcare	25,311	20,410
Net written premiums	$202,905	$140,389

The following table presents revenues by underwriting division for the years ended December 31, 2023 and 2022:

Underwriting Division	2023	2022
	($ in thousands)
Casualty	$192,062	$136,672
Professional Liability	87,588	69,532
Healthcare	55,022	38,910
Net written premiums	$334,672	$245,114